Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]

Basis of Presentation

The financial information for periods prior to the IPO have been recast to reflect the conveyance of the Contributed Entities to the Partnership at the closing of our IPO, as if the contribution of CEP LLC had occurred as of March 15, 2012, the inception date of CEP LLC, and the contribution of the TIR Entities had occurred as of June 26, 2013, as Holdings and its affiliates did not acquire a controlling interest in the TIR Entities until June 26, 2013.  All significant intercompany transactions and account balances have been eliminated.  We have made certain reclassifications to the prior period financial statements to conform with classification methods used in the current fiscal year.  These reclassifications had no impact on previously reported amounts of total assets, total liabilities, owners’ equity, or net income.

The information presented for our Predecessor for 2012 includes the activity of the four subsidiaries contributed to Holdings prior to the contribution of CEP LLC to the Partnership and does not reflect the fair value of the assets and liabilities recorded by the Partnership when the Predecessor was acquired by CEP LLC (see Note 4).

The accompanying Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for consolidated financial information and in accordance with the rules and regulations of the Securities and Exchange Commission.  The Consolidated Financial Statements include all adjustments considered necessary for a fair presentation of the financial position and results of operations for the periods presented.  Such adjustments consist only of normal recurring items, unless otherwise disclosed herein.

Consolidation, Policy [Policy Text Block]	Principles of Consolidation The Consolidated Financial Statements include the accounts of the Partnership. All intercompany accounts and transactions have been eliminated in consolidation.
Use of Estimates, Policy [Policy Text Block]

Use of Estimates in the Preparation of Financial Statements

The preparation of the Partnership’s Consolidated Financial Statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the Consolidated Financial Statements and accompanying notes.  Actual results could differ from those estimates.

Areas requiring the use of assumptions, judgments, and estimates include amounts of expected future cash flows used in determining possible impairments of goodwill, intangible assets, property and equipment, the determination of fair values associated with the allocation of purchase price in business combinations, and future asset retirement obligations.  Certain estimates are inherently imprecise and may change as future information becomes available.  Judgments and assumptions used in the Partnership’s estimate of future cash flows and an asset’s fair value include such matters as the estimation of oil and gas drilling and producing volumes in the markets served, risks associated with the different geological formation zones into which salt water is disposed, expected future disposal rates and commodity prices, capital expenditures, operating costs and appropriate discount rates.  The use of alternative judgments and/or assumptions could result in different outcomes.

Fair Value Measurement, Policy [Policy Text Block]

Fair Value Measurement

The Partnership utilizes fair value measurements to measure assets in a business combination or assess impairment of property and equipment, intangible assets and goodwill. Fair value is the amount received from the sale of an asset or the amount paid to transfer a liability in an orderly transaction between market participants (an exit price) at the measurement date. Fair value is a market-based measurement considered from the perspective of a market participant. The Partnership uses market data or assumptions that it believes market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation.  These inputs can be readily observable, market corroborated, or unobservable.  The Partnership applies both market and income approaches for fair value measurements using the best available information while utilizing valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

The fair value hierarchy prioritizes the inputs used to measure fair value, giving the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement).  The Partnership classifies fair value balances based on the observability of those inputs.  The three levels of the fair value hierarchy are as follows:

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Level 1 – Quoted prices for identical assets or liabilities in active markets that management has the ability to access.  Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

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Level 2 – Inputs are other than quoted prices in active markets included in Level 1 that are either directly or indirectly observable.  These inputs are either directly observable in the marketplace or indirectly observable through corroboration with market data for substantially the full contractual term of the asset or liability being measured.

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Level 3 – Inputs that are not observable for which there is little, if any, market activity for the asset or liability being measured.  These inputs reflect management’s best estimate of the assumptions market participants would use in determining fair value.

Contributions From General Partner [Policy Text Block]

Contributions from General Partner

During 2013, entities affiliated with Cypress Energy Partners, GP, LLC, (“General Partner”) incurred $6.2 million of costs associated with our initial public offering and our credit agreement.  These costs were transferred to the Partnership as offering costs, deferred offering costs and/or debt issuance costs and have been recorded as contributions to the Partnership.

During 2014, Holdings incurred allocated overhead expenses on behalf of the Partnership totaling $0.5 million. These costs represent amounts incurred by Holdings in excess of amounts charged under our amended and restated omnibus agreement.  These expenses are reflected as general and administrative in the Consolidated Statement of Operations for the year ended December 31, 2014 and as an equity contribution in the Consolidated Statement of Owners’ Equity.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Cash Equivalents

The Partnership considers all investments purchased with initial maturities of three months or less to be cash equivalents.  Cash equivalents consist primarily of investments in highly liquid securities.  The carrying amounts of cash and cash equivalents reported in the balance sheet approximate fair value.

U.S. cash balances at December 31, 2014, are insured by the Federal Deposit Insurance Corporation (FDIC) up to $250 thousand per financial institution.  Canadian cash balances are insured by the Canada Deposit Insurance Corporation (CDIC) up to $100 thousand per financial institution.  At times, cash balances may be in excess of the FDIC or CDIC insurance limits.  We periodically assess the financial condition of the institutions where we deposit funds and for the years ended December 31, 2014 and 2013, we believe our credit risk related to these funds is minimal.

Offering Costs [Policy Text Block]

Deferred Offering Costs

Incremental costs directly attributable to an offering of equity securities are deferred and charged against the gross proceeds of the offering as a reduction in owners’ equity, including underwriter fees, legal and accounting fees associated with the preparation of the registration statement, and other costs related to the promotion of the offering.  All other costs that are not directly related to the offering are expensed as incurred.

Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment

Property and equipment consist of land, land improvements, buildings, facilities, wells and equipment, computer and office equipment, and vehicles.  The Partnership records property and equipment at cost.  Costs of renewals and improvements that substantially extend the useful lives of the assets are capitalized.  Maintenance and repairs are expensed as incurred.  Depreciation for these assets is computed using the straight-line method over estimated useful lives.  Upon retirement, impairment or disposition of assets, the costs and related accumulated depreciation are removed from the accounts with the resulting gain or losses, if any, reflected in the Consolidated Statements of Operations.

Debt Issuance Costs [Policy Text Block]

Debt Issuance Costs

Debt issuance costs represent fees and expenses associated with securing the Partnership’s credit agreement (see Note 8).  Amortization of the capitalized debt issuance costs is computed using the effective interest method over the remaining estimated life of the credit agreement.

Income Tax, Policy [Policy Text Block]

Income Taxes

As a limited partnership, we generally are not subject to federal, state or local income taxes.  The tax on the net income of the Partnership is generally borne by the individual partners.  Net income for financial statement purposes may differ significantly from taxable income of the partners as a result of differences between the tax basis and financial reporting basis of assets and liabilities and the taxable income allocation requirements under our partnership agreement.  The aggregated difference in the basis of our net assets for financial and tax reporting purposes cannot be readily determined because information regarding each partners’ tax attributes in us is not available to us.

On December 9, 2013, the TIR Entities converted from corporate status to pass-through entities for U.S. federal income tax purposes.  The Partnership recorded tax expense of $15.0 million for income taxes associated with the gain on this conversion in the year ended December 31, 2013.  The TIR Entities that have Canadian activity remain taxable in Canada.  In addition, the Partnership has one subsidiary, Tulsa Inspection Resources – PUC, LLC (“TIR-PUC”), which has elected to be taxed as a corporation for U.S. federal income tax purposes.  The amounts recognized as income tax expense, income taxes payable, deferred tax assets and deferred tax liabilities on the Consolidated Financial Statements represent the Canadian and U.S. taxes referred to above, as well as partnership-level taxes levied by various states, primarily composed of franchise taxes assessed by the state of Texas.

As a publicly traded limited partnership, we are subject to a statutory requirement that our "qualifying income" (as defined by the Internal Revenue Code, related Treasury Regulations, and Internal Revenue Service pronouncements) exceed 90% of our total gross income, determined on a calendar year basis. If our qualifying income does not meet this statutory requirement, we could be taxed as a corporation for federal and state income tax purposes. For the year ended December 31, 2014, the year we became a publicly traded limited partnership, our qualifying income met the statutory requirement.

The Partnership evaluates uncertain tax positions for recognition and measurement in the Consolidated Financial Statements.  To recognize a tax position, the Partnership determines whether it is more likely than not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation, based on the technical merits of the position.  A tax position that meets the more likely than not threshold is measured to determine the amount of benefit to be recognized in the Consolidated Financial Statements.  The amount of tax benefit recognized with respect to any tax position is measured as the largest amount of benefit that is greater than 50% likely of being realized upon settlement.  The Partnership had no uncertain tax positions that required recognition in the financial statements at December 31, 2014 or 2013.  Any interest or penalties would be recognized as a component of income tax expense.

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition

Revenues are recognized when there is persuasive evidence that an arrangement exists, delivery has occurred or services have been rendered, the price is fixed or determinable and collectability is reasonably assured.  Water disposal revenues are recognized upon receipt of the wastewater at our disposal facilities.  Oil disposal revenues are recognized when delivered to the customer and collectability is reasonably assured.

Revenues related to pipeline inspection services are recognized when the services are provided and collectability is reasonably assured.  Generally, inspection services and use of provided equipment are billed on a per day basis.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Unit-Based Compensation

Our General Partner adopted a long-term incentive plan (“LTIP”) in connection with the IPO.  The cost of employee services received in exchange for equity instruments is measured based on the grant-date fair value of those instruments.  That cost is recognized straight-line over the requisite service period (often the vesting period) as discussed in Note 12.

Earnings Per Share, Policy [Policy Text Block]

Net Income Per Unit

We calculate basic net income per limited partner unit for each period by dividing net income by the weighted-average number of limited partner units outstanding. Diluted net income per limited partner unit for each period is the same calculation as basic net income per limited partner unit, except the weighted-average limited partner units outstanding includes the dilutive effect of phantom unit grants associated with our long-term incentive plan.

The Company had a net loss for the year ended December 31, 2014.  As a result, all phantom restricted units were anti-dilutive and excluded from the weighted average units used in determining the loss per unit. There were 14,520 phantom restricted units that were excluded from the calculation of net income per unit as they were anti-dilutive.

Accounts Receivable and Concentration of Credit Risk [Policy Text Block]

Accounts Receivable and Concentration of Credit Risk

We operate in the United States and Canada.  We grant unsecured credit to customers under normal industry standards and terms, and have established policies and procedures that allow for an evaluation of each customer’s creditworthiness as well as general economic conditions.  The Partnership determines accounts receivable allowances based on management’s assessment of the creditworthiness of the customers and other collection actions.  Trade receivables are written off against the allowance when deemed uncollectible.  Recoveries of trade receivables previously written off are recorded when received.  The Partnership does not typically charge interest on past due trade receivables and does not require collateral for its trade receivables.  The Partnership had an allowance for doubtful accounts of $0.2 million at December 31, 2014 and 2013, and recorded bad debt expense of $0.1 million and $0.4 million for the years ended December 31, 2014 and 2013, respectively.  There was no bad debt expense recorded during the year ended December 31, 2012.

We had two customers that each represented more than 10% of total accounts receivable as of December 31, 2014.  If one or more of these customers were to default on their payment obligations, we may not be able to replace any of these customers in a timely fashion, on favorable terms, or at all.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair Value of Financial Instruments

The carrying amounts reported in the Consolidated Balance Sheets for cash and cash equivalents, trade accounts receivable, accounts payable, accounts payable – affiliates, accrued payroll and other and income taxes payable approximate their fair values.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

Certain assets and liabilities are reported at fair value on a nonrecurring basis in the Partnership’s Consolidated Balance Sheets. The following methods and assumptions were used to estimate the fair values:

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairments of Property and Equipment

The Partnership reviews its property and equipment and intangible assets for impairment whenever events or changes in circumstances indicate, in the judgment of management, that a decline in the recoverability of their carrying value may have occurred.  When an indicator of impairment has occurred, the Partnership compares its estimate of undiscounted cash flows attributable to the assets to the carrying value of the assets to determine whether an impairment has occurred.  If the estimate of undiscounted cash flows is less than the carrying value of the asset group, the Partnership determines the amount of the impairment recognized in the financial statements by estimating the fair value of the assets using a discounted cash flow model and records a loss for the amount by which the carrying value exceeds the estimated fair value.  Assets are grouped for impairment purposes at each SWD facility, which includes the well and supporting well equipment and infrastructure, as this represents the lowest level of cash flows associated with the asset group.  The Partnership recorded impairment losses of $12.8 and $3.4 million for the years ended December 31, 2014 and 2013, respectively (see Note 5).

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]

Goodwill

At December 31, 2014 and 2013, the Partnership had $55.6 and $75.5 million of goodwill, respectively.  Goodwill is not amortized, but, is subject to annual reviews on November 1 for impairment at a reporting unit level.  The reporting unit or units used to evaluate and measure goodwill for impairment are determined primarily from the manner in which the business is managed or operated.  A reporting unit is an operating segment or a component that is one level below an operating segment.  In accordance with ASC 350 “Intangibles — Goodwill and Other”, we have assessed the reporting unit definitions and determined that at December 31, 2014 and 2013, W&ES and PI&IS, are the appropriate reporting units for testing goodwill impairment.  The accounting estimate relative to assessing the impairment of goodwill is a critical accounting estimate for each of our reporting segments.

For our PI&IS reporting unit, we performed a qualitative assessment to determine whether the fair value of the reporting unit was more likely than not less than its carrying value.  Our evaluation consisted of assessing various qualitative factors including current and projected future earnings, capitalization, current customer relationships and projects and the impact of lower crude oil prices on our earnings.  The qualitative assessment on this reporting unit indicated that there was no need to conduct further quantitative testing for goodwill impairment nor did our analysis indicate the reporting unit was at risk for a potential goodwill impairment.  Different judgments from those we used in our qualitative analysis could result in the requirement to perform a quantitative goodwill impairment analysis.

For our W&ES segment, after giving consideration to certain qualitative factors including trends in the energy industry and recorded impairments of property and equipment, we elected to perform a quantitative goodwill impairment analysis.  We computed the fair value of the reporting unit employing multiple valuation methodologies, including a market approach (market price multiples of comparable companies) and an income approach (discounted cash flow analysis).  This approach is consistent with the requirement to utilize all appropriate valuation techniques as described in ASC 820-10-35-24 “Fair Value Measurements and Disclosures. ” Given recent declines in the price of crude oil and the related impact on the valuations of energy related companies, relevant market data was difficult to obtain and was of limited usefulness.  Accordingly, we relied heavily on the use of the income approach for the valuation of the reporting unit.

As a result of our valuation we determined that the carrying value of the W&ES reporting unit exceed the fair value of the reporting unit resulting in a goodwill impairment charge of $19.8 million.  The W&ES segment has experienced increased competition in some of the regions in which we operate which has resulted in declining volumes and increased pricing pressure.  The fourth quarter decline in oil prices has intensified competitive pressures and had a direct impact on our revenues.  Many of our customers have announced significantly reduced drilling programs in the areas in which we operate.  The decline in drilling will directly impact the amount of flowback and produced water that we process and dispose.  The energy downturn is also expected to continue to negatively impact our pricing as our customers look for ways to reduce costs.  In addition, as we process lower water volumes, in particular flowback water volumes directly attributable to drilling, we will recover less skim oil.  Lower oil prices will also directly impact revenues as oil sales have historically represented in excess of 20% of our W&ES revenues.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]

Intangible Assets

Intangible assets represent acquired customer relationships, trade names, and certain other intangibles acquired via various acquisitions and have been recorded utilizing various assumptions to determine fair market value including, but not limited to, replacement costs, liquidation values, future cash flows on a discounted basis of the net assets acquired, pay-off values, and average royalty rates.  Due to the unobservable nature of these assumptions, these fair value measurements are considered to be Level 3 fair value estimates.  Amortization of intangible assets is computed utilizing the straight-line method over their estimated useful lives, typically 5 – 20 years.

We review our other intangible assets for impairment whenever events or changes in circumstances indicate we should assess the recoverability of the carrying amount of the intangible asset. We recognized no impairments for other intangible assets in 2014 and 2012. During 2013, the Partnership determined that one of its trade names in PI&IS had been impaired and identified that the fair value of the trade name, using an undiscounted cash flow model, was less than its carrying amount.  A $0.7 million adjustment was made to reduce the carrying value of the trade name to its fair value.  The fair value was calculated using a discounted cash flow model applied to the expected royalty values generated from the use of the trade name.  Management estimates of the future royalties associated with the use of the trade name were based on forecasted total revenues.  Actual results could vary materially from these estimates, which could have a further impact on the fair value of the trade name.

Non-Controlling Interest [Policy Text Block]

Non-controlling Interest

The Partnership holds a controlling interest in several entities which are not wholly owned.  The non-controlling interests shown in our Consolidated Balance Sheet at December 31, 2014 primarily includes the 49% membership interest in CES LLC that is owned by SBG Energy and the 49.9% interest in each of the TIR Entities that is owned by affiliates of Holdings.   Net income attributable to non-controlling interests shown in our Consolidated Statements of Operations reflects 49% of the net income of CES LLC for the years ended December 31, 2014 and 2013, and 49.9% of the net income of the TIR Entities for the period from our IPO through December 31, 2014.   The non-controlling interest in the TIR Entities is reduced by certain charges in accordance with our Partnership agreement.

Business Combinations Policy [Policy Text Block]

Business Combinations

The Partnership evaluates all potential acquisitions and changes in control to determine whether it has purchased or acquired control of a business.  If the acquired or new controlled assets meet the definition of a business, it is accounted for as a business combination; otherwise it is accounted for as an asset acquisition.  Transactions discussed in Note 4 reflect business combinations for the periods described.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign Currency Translation

The reporting currency is the U.S. dollar.  Non-U.S. dollar denominated monetary items are translated into U.S. dollars at the rate of exchange in effect at the balance sheet date.  Non-U.S. dollar denominated non-monetary items are translated to U.S. dollars at the exchange rate in effect when the transactions occur.  Revenues and expenses denominated in foreign currencies are translated at the exchange rate in effect during the period.  Foreign exchange gains or losses on translation are included in other comprehensive income.

New Accounting Pronouncements, Policy [Policy Text Block]

New Accounting Standard

The Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2014-09 – Revenue from Contracts with Customers in May 2014.  ASU 2014-09 is intended to clarify the principles for recognizing revenue and develop a common standard for recognizing revenue for GAAP and International Financial Reporting Standards that is applicable to all organizations.  The Partnership will be required to comply with this ASU beginning in 2017.  We are currently evaluating the impact of this ASU on the Partnership.  We do not anticipate that the adoption of this ASU will materially impact our financial position, results of operations or cash flows.